HENDERSON GLOBAL FUNDS

Henderson Emerging Markets Opportunities Fund
(the “Fund”)

Supplement dated March 25, 2014
to the Prospectus dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective June 30, 2014, Andrew Gillan, Head of Asia (ex-Japan) Equities, will become a portfolio manager of the Fund and John Crawford, Director of Pacific Asian Equities, will no longer be a portfolio manager of the Fund. All references to Mr. Crawford contained in the Prospectus are hereby deleted.

The following will replace the paragraph under “Management” on page eighteen (18) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Bill McQuaker, Co-Head of Multi-Asset, has been the Fund’s lead Portfolio Manager and Asset Allocation Strategist since inception in 2010.

•	Nicholas Cowley, Investment Manager, Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2010.

•	Andrew Gillan, Head of Asia (ex-Japan) Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2014.

•	Andrew Mattock, Fund Manager, Pan Asian Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2014.

•	Stephen Peak, Director of International Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2010.

The following will replace the third paragraph of the “Management of the Funds-Portfolio Managers-Emerging Markets Opportunities Fund” section on page sixty-two (62) of the Prospectus:

Asia – Andrew Mattock, Fund Manager, Pan Asian Equities, co-manages the Asia Pacific sub-portfolio with Andrew Gillan, Head of Asia (ex-Japan) Equities. Mr. Mattock joined Henderson Global Investors in 1999 and has more than 18 years of experience in the financial industry. Mr. Gillan joined Henderson Global Investors in 2014 and has more than 13 years of investment management experience.

HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund
(the “Fund”)

Supplement dated March 25, 2014
to the Prospectus dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective June 30, 2014, Andrew Gillan, Head of Asia (ex-Japan) Equities, will become a portfolio manager of the Fund and John Crawford, Director of Pacific Asian Equities, and Stuart O’Gorman, Director of Technology Investments, will no longer be portfolio managers of the Fund. All references to Messrs. Crawford and O’Gorman contained in the Prospectus are hereby deleted.

The following will replace the paragraph under “Management” on page forty-four (44) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Stephen Peak, Director of International Equities, Lead Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

•	Nicholas Cowley, Investment Manager, Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Andrew Gillan, Head of Asia (ex-Japan) Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2014.

•	Andrew Mattock, Fund Manager, Pan Asian Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2005.

•	Bill McQuaker, Co-Head of Multi-Asset, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2006.

•	Vincent Musumeci, Portfolio Manager of Japanese Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Tim Stevenson, Director of Pan European Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2002.

•	Ian Warmerdam, Director of Technology Investments, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

The following will replace the third and sixth paragraphs of the “Management of the Funds-Portfolio Managers-International Opportunities Fund-Portfolio Management of the Fund’s Sub-portfolios” section on page sixty-three (63) of the Prospectus:

Global Growth – Ian Warmerdam, Director of Technology Investments, manages the Global Growth sub-portfolio. The biography of Mr. Warmerdam is included in the Global Technology Fund description above.

Asia Pacific – Andrew Mattock, Fund Manager, Pan Asian Equities, co-manages the Asia Pacific sub-portfolio with Andrew Gillan, Head of Asia (ex-Japan) Equities. Mr. Mattock joined Henderson Global Investors in 1999 and has more than 18 years of experience in the financial industry. Mr. Gillan joined Henderson Global Investors in 2014 and has more than 13 years of investment management experience.

HENDERSON GLOBAL FUNDS

Henderson Emerging Markets Opportunities Fund
Henderson International Opportunities Fund

Supplement dated March 25, 2014
to the Statement of Additional Information dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Effective June 30, 2014, John Crawford, Director of Pacific Asian Equities, will no longer be a portfolio manager of the Henderson Emerging Market Opportunities Fund and Stuart O’Gorman, Director of Technology Investments, and Mr. Crawford will no longer be portfolio managers of the Henderson International Opportunities Fund.

The following replaces the third and eighth paragraphs under “Portfolio Managers-Portfolio Management” beginning on page sixty-seven (67) of the Statement of Additional Information:

Bill McQuaker is the lead portfolio manager for the Emerging Markets Opportunities Fund.  Nicholas Cowley, Andrew Gillan, Andrew Mattock and Stephen Peak make up the other members of the portfolio management team.

Stephen Peak, Nicholas Cowley, Andrew Gillan, Andrew Mattock, Bill McQuaker, Vincent Musumeci, Tim Stevenson and Ian Warmerdam are the portfolio managers for the International Opportunities Fund.

Effective as of March 25, Mr. Gillan did not own shares of the Funds.  The Funds’ shares are not registered to be sold outside of the US.  Mr. Gillan resides outside of the US and is not eligible to purchase shares of the Fund.